Accounts receivable (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Loans And Receivables [Line Items]
Decrease through write-off, financial assets	R$ 411,102	R$ 509,479
Payroll loans and other [Member]
Disclosure Of Loans And Receivables [Line Items]
Decrease through write-off, financial assets	(28,166)	7,072
Credit card receivables member [Member]
Disclosure Of Loans And Receivables [Line Items]
Decrease through write-off, financial assets	(138,505)	345,007
Loans member [Member]
Disclosure Of Loans And Receivables [Line Items]
Decrease through write-off, financial assets	(244,431)	(157,400)
Credit Amount [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	3,437,414	2,528,797
Credit Amount [Member] | Stage 1 [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	3,135,895	1,690,799
Transfer of credit amount to Stage 2	(2,591)
Transfer of credit amount to Stage 3	(31,618)
Cure o credit amount from Stage 2	23,087
Cure o credit amount from Stage 3	4,922
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	1,451,295
Credit Amount [Member] | Stage 1 [Member] | Payroll loans and other [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	2,480,231	1,317,858
Transfer of credit amount to Stage 2	0
Transfer of credit amount to Stage 3	0
Cure o credit amount from Stage 2	0
Cure o credit amount from Stage 3	0
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	1,162,371
Credit Amount [Member] | Stage 1 [Member] | Credit card receivables member [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	638,249	360,231
Transfer of credit amount to Stage 2	(2,591)
Transfer of credit amount to Stage 3	(31,332)
Cure o credit amount from Stage 2	23,113
Cure o credit amount from Stage 3	4,922
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	283,907
Credit Amount [Member] | Stage 1 [Member] | Loans member [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	17,415	12,710
Transfer of credit amount to Stage 2	0
Transfer of credit amount to Stage 3	(286)
Cure o credit amount from Stage 2	(26)
Cure o credit amount from Stage 3	0
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	5,017
Credit Amount [Member] | Stage 2 [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	49,363	192,666
Transfer of credit amount to Stage 1	2,591
Transfer of credit amount to Stage 3	(46,802)
Cure of credit amount from Stage 1	(23,087)
Cure o credit amount from Stage 3	0
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	(76,004)
Credit Amount [Member] | Stage 2 [Member] | Payroll loans and other [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	9,044	5,147
Transfer of credit amount to Stage 1	0
Transfer of credit amount to Stage 3	(5,687)
Cure of credit amount from Stage 1	0
Cure o credit amount from Stage 3	0
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	9,584
Credit Amount [Member] | Stage 2 [Member] | Credit card receivables member [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	40,297	185,325
Transfer of credit amount to Stage 1	2,591
Transfer of credit amount to Stage 3	(40,874)
Cure of credit amount from Stage 1	(23,113)
Cure o credit amount from Stage 3	0
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	(83,631)
Credit Amount [Member] | Stage 2 [Member] | Loans member [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	22	2,194
Transfer of credit amount to Stage 1	0
Transfer of credit amount to Stage 3	(241)
Cure of credit amount from Stage 1	26
Cure o credit amount from Stage 3	0
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	(1,957)
Credit Amount [Member] | Stage 3 [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	252,156	645,331
Transfer of credit amount to Stage 1	31,618
Transfer of credit amount to Stage 2	46,802
Cure of credit amount from Stage 1	(4,922)
Cure o credit amount from Stage 2	0
Decrease through write-off, financial assets	411,102
Additions/Reversals to credit amounts	(55,570)
Credit Amount [Member] | Stage 3 [Member] | Payroll loans and other [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	26,873	32,560
Transfer of credit amount to Stage 1	0
Transfer of credit amount to Stage 2	5,687
Cure of credit amount from Stage 1	0
Cure o credit amount from Stage 2	0
Decrease through write-off, financial assets	(28,165)
Additions/Reversals to credit amounts	16,792
Credit Amount [Member] | Stage 3 [Member] | Credit card receivables member [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	99,450	217,937
Transfer of credit amount to Stage 1	31,332
Transfer of credit amount to Stage 2	40,874
Cure of credit amount from Stage 1	(4,922)
Cure o credit amount from Stage 2	0
Decrease through write-off, financial assets	(138,505)
Additions/Reversals to credit amounts	(47,267)
Credit Amount [Member] | Stage 3 [Member] | Loans member [Member]
Disclosure Of Loans And Receivables [Line Items]
Credit portfolio amount	125,833	394,834
Transfer of credit amount to Stage 1	286
Transfer of credit amount to Stage 2	241
Cure of credit amount from Stage 1	0
Cure o credit amount from Stage 2	0
Decrease through write-off, financial assets	(244,432)
Additions/Reversals to credit amounts	(25,095)
Expected credit losses | Stage 1 [Member]
Disclosure Of Loans And Receivables [Line Items]
Transfer of credit amount to Stage 2	5,727
Transfer of credit amount to Stage 3	26,557
Cure o credit amount from Stage 2	(208)
Cure o credit amount from Stage 3	(4,586)
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	(44,026)
Expected credit losses of credit portfolio receivables	(31,394)	(14,858)
Expected credit losses | Stage 1 [Member] | Payroll loans and other [Member]
Disclosure Of Loans And Receivables [Line Items]
Transfer of credit amount to Stage 2	0
Transfer of credit amount to Stage 3	0
Cure o credit amount from Stage 2	0
Cure o credit amount from Stage 3	0
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	(2,000)
Expected credit losses of credit portfolio receivables	(8,564)	(6,564)
Expected credit losses | Stage 1 [Member] | Credit card receivables member [Member]
Disclosure Of Loans And Receivables [Line Items]
Transfer of credit amount to Stage 2	5,727
Transfer of credit amount to Stage 3	26,155
Cure o credit amount from Stage 2	(208)
Cure o credit amount from Stage 3	(4,586)
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	(40,998)
Expected credit losses of credit portfolio receivables	(17,595)	(3,685)
Expected credit losses | Stage 1 [Member] | Loans member [Member]
Disclosure Of Loans And Receivables [Line Items]
Transfer of credit amount to Stage 2	0
Transfer of credit amount to Stage 3	402
Cure o credit amount from Stage 2	0
Cure o credit amount from Stage 3	0
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	(1,028)
Expected credit losses of credit portfolio receivables	(5,235)	(4,609)
Expected credit losses | Stage 2 [Member]
Disclosure Of Loans And Receivables [Line Items]
Transfer of credit amount to Stage 1	(5,727)
Transfer of credit amount to Stage 3	36,905
Cure of credit amount from Stage 1	208
Cure o credit amount from Stage 3	0
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	(28,913)
Expected credit losses of credit portfolio receivables	(10,031)	(12,505)
Expected credit losses | Stage 2 [Member] | Payroll loans and other [Member]
Disclosure Of Loans And Receivables [Line Items]
Transfer of credit amount to Stage 1	0
Transfer of credit amount to Stage 3	5,240
Cure of credit amount from Stage 1	0
Cure o credit amount from Stage 3	0
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	(5,240)
Expected credit losses of credit portfolio receivables	(887)	(887)
Expected credit losses | Stage 2 [Member] | Credit card receivables member [Member]
Disclosure Of Loans And Receivables [Line Items]
Transfer of credit amount to Stage 1	(5,727)
Transfer of credit amount to Stage 3	31,655
Cure of credit amount from Stage 1	208
Cure o credit amount from Stage 3	0
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	(25,060)
Expected credit losses of credit portfolio receivables	(9,127)	(10,203)
Expected credit losses | Stage 2 [Member] | Loans member [Member]
Disclosure Of Loans And Receivables [Line Items]
Transfer of credit amount to Stage 1	0
Transfer of credit amount to Stage 3	10
Cure of credit amount from Stage 1	0
Cure o credit amount from Stage 3	0
Decrease through write-off, financial assets	0
Additions/Reversals to credit amounts	1,387
Expected credit losses of credit portfolio receivables	(17)	(1,415)
Expected credit losses | Stage 3 [Member]
Disclosure Of Loans And Receivables [Line Items]
Transfer of credit amount to Stage 1	(26,557)
Transfer of credit amount to Stage 2	(36,905)
Cure of credit amount from Stage 1	4,586
Cure o credit amount from Stage 2	0
Decrease through write-off, financial assets	411,102
Additions/Reversals to credit amounts	(37,342)
Expected credit losses of credit portfolio receivables	(243,195)	(558,080)
Expected credit losses | Stage 3 [Member] | Payroll loans and other [Member]
Disclosure Of Loans And Receivables [Line Items]
Transfer of credit amount to Stage 1	0
Transfer of credit amount to Stage 2	(5,240)
Cure of credit amount from Stage 1	0
Cure o credit amount from Stage 2	0
Decrease through write-off, financial assets	28,165
Additions/Reversals to credit amounts	(18,741)
Expected credit losses of credit portfolio receivables	(26,623)	(30,808)
Expected credit losses | Stage 3 [Member] | Credit card receivables member [Member]
Disclosure Of Loans And Receivables [Line Items]
Transfer of credit amount to Stage 1	(26,155)
Transfer of credit amount to Stage 2	(31,655)
Cure of credit amount from Stage 1	4,586
Cure o credit amount from Stage 2	0
Decrease through write-off, financial assets	138,505
Additions/Reversals to credit amounts	(4,926)
Expected credit losses of credit portfolio receivables	(91,161)	(171,516)
Expected credit losses | Stage 3 [Member] | Loans member [Member]
Disclosure Of Loans And Receivables [Line Items]
Transfer of credit amount to Stage 1	(402)
Transfer of credit amount to Stage 2	(10)
Cure of credit amount from Stage 1	0
Cure o credit amount from Stage 2	0
Decrease through write-off, financial assets	244,432
Additions/Reversals to credit amounts	(13,675)
Expected credit losses of credit portfolio receivables	R$ (125,411)	R$ (355,756)